Goodwill and other intangible assets Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Balance at beginning of year	$ 23,462	$ 24,821	$ 7,086
Acquisitions during the year	0	0	19,291
Foreign exchange translation adjustment	(3,840)	(1,359)	(1,556)
Balance at end of year	$ 19,622	$ 23,462	$ 24,821